INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2021
INCOME TAX
Schedule of loss before provision for income taxes

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(6,440,586)	¥111,262,428	$17,490,192
China	(3,699,278)	224,203	35,244
Total	¥(10,139,864)	¥111,486,631	$17,525,436

Schedule of deferred tax liabilities, net

Deferred tax liabilities net is composed of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥2,137,968	¥1,013,900	$159,383
Impairment for inventory	160,791	5,828	916
Net operating loss carryforwards	15,741,037	14,814,023	2,328,730
Subtotal	18,039,796	15,833,751	2,489,029
Less: Valuation allowance	(17,427,464)	(15,364,613)	(2,415,282)
Total deferred tax assets	612,332	469,138	73,747
Deferred tax labilities:
Accelerated amortization of intangible assets	(92,032)	(105,652)	(16,608)
Gain on the previously held equity method investment	(146,888)	(146,888)	(23,090)
Recognition of customer relationship arising from business combinations	(997,500)	(945,000)	(148,552)
Total deferred tax liabilities	(1,236,420)	(1,197,540)	(188,250)
Deferred tax liabilities, net	¥(624,088)	¥(728,402)	$(114,503)

Summary of NOL expiration

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥9,281,465	$1,459,025
2023	13,146,922	2,066,665
2024	10,484,902	1,648,202
2025	19,617,124	3,083,766
2026	32,533,742	5,114,228
Total	¥85,064,155	$13,371,886

Schedule of company's income tax expense

The Company’s income tax expense (benefit) is comprised of the following:

	For the six months ended December 31,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision (benefit)	¥(98,338)	¥2,889	$454
Deferred income tax provision	—	104,315	16,398
Expense (benefit) for income tax	¥(98,338)	¥107,204	$16,852